SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	$ 600	$ 2,200	$ 1,333
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	600
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	600
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	600
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Warrant [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability	$ 600